FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Change in exchange rate risk	10.00%
Increase decrease in other comprehensive loss	$ 3,200,000